DEBT (Details) - USD ($) $ in Thousands					3 Months Ended	11 Months Ended	12 Months Ended
		Nov. 07, 2018	Aug. 23, 2017	Feb. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Debt Instruments [Abstract]
Long-term debt, gross					$ 120,000	$ 115,788	$ 120,000
Less: Current portion of long term debt	[1]				(3,936)	(3,913)	(3,936)
Less: Debt origination costs					(2,738)	(3,822)	(2,738)
Long-term debt, noncurrent					113,326	108,053	113,326
Debt issuance costs, current					600	900	600
Transaction costs						8,706	10,319
Loss on extinguishment of debt					(5,400)
Prepayment of debt					1,800	0	1,843
Write-off of unamortized debt origination costs				$ 1,900	3,500		$ 3,500
Minimum [Member]
Debt Instruments [Abstract]
Fixed charge coverage ratio							1.25
Maximum [Member]
Debt Instruments [Abstract]
Consolidated leverage ratio							3.25
MC Credit Partners [Member]
Debt Instruments [Abstract]
Long-term debt, gross					90,000		$ 90,000
Frequency of principal payment							Quarterly
Term Loan [Member]
Debt Instruments [Abstract]
Long-term debt, gross					90,000	$ 95,788	$ 90,000
Term Loan [Member] | MC Credit Partners [Member]
Debt Instruments [Abstract]
Effective interest rate						10.46%
Term Loan [Member] | December 31, 2017 through September 30, 2019 [Member] | MC Credit Partners [Member]
Debt Instruments [Abstract]
Periodic repayment percentage			1.25%
Term Loan [Member] | December 31, 2019 and thereafter [Member] | MC Credit Partners [Member]
Debt Instruments [Abstract]
Periodic repayment percentage			2.50%
Revolving Credit Facility [Member]
Debt Instruments [Abstract]
Long-term debt, gross					$ 30,000	$ 20,000	30,000
Revolving Credit Facility [Member] | MC Credit Partners [Member]
Debt Instruments [Abstract]
Effective interest rate						12.50%
Senior Secured Credit Facility [Member]
Debt Instruments [Abstract]
Transaction costs							$ 1,500
Senior Secured Credit Facility [Member] | LIBOR [Member]
Debt Instruments [Abstract]
Interest rate			9.00%
Senior Secured Credit Facility [Member] | Base Rate [Member]
Debt Instruments [Abstract]
Interest rate			8.00%
Senior Secured Credit Facility [Member] | Term Loan [Member]
Debt Instruments [Abstract]
Aggregate principal amount			$ 97,000
Senior Secured Credit Facility [Member] | Revolving Credit Facility [Member]
Debt Instruments [Abstract]
Maximum borrowing capacity			$ 20,000
Credit Agreement [Member]
Debt Instruments [Abstract]
Maturity date							Nov. 07, 2023
Unused line fee percentage		0.35%
Credit Agreement [Member] | LIBOR [Member]
Debt Instruments [Abstract]
Interest rate		4.50%
Credit Agreement [Member] | Base Rate [Member]
Debt Instruments [Abstract]
Interest rate		3.50%
Credit Agreement [Member] | Term Loan [Member]
Debt Instruments [Abstract]
Aggregate principal amount		$ 90,000
Interest rate							8.22%
Credit Agreement [Member] | Term Loan [Member] | Year 1 [Member]
Debt Instruments [Abstract]
Periodic repayment percentage		5.00%
Credit Agreement [Member] | Term Loan [Member] | Year 2 [Member]
Debt Instruments [Abstract]
Periodic repayment percentage		7.50%
Credit Agreement [Member] | Term Loan [Member] | Year 3 [Member]
Debt Instruments [Abstract]
Periodic repayment percentage		7.50%
Credit Agreement [Member] | Term Loan [Member] | Year 4 [Member]
Debt Instruments [Abstract]
Periodic repayment percentage		10.00%
Credit Agreement [Member] | Term Loan [Member] | Year 5 [Member]
Debt Instruments [Abstract]
Periodic repayment percentage		10.00%
Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instruments [Abstract]
Maximum borrowing capacity		$ 35,000
Interest rate							8.56%
Credit Agreement [Member] | Incremental Facility [Member]
Debt Instruments [Abstract]
Maximum borrowing capacity		$ 30,000

[1]	Current portion of long-term debt is net of debtorigination costs of approximately $0.6 million and $0.9 million at December 31, 2018 and 2017, respectively.